Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 171,811	$ 179,104		$ 201,998
Commercial	26,205	26,203		25,572
Consumer	1,299	1,392		1,399
Total loans	199,315	206,699		228,969
Deferred loan costs, net	211	265		317
Allowance for loan losses	(5,309)	(8,854)	(6,773)	(7,679)	(4,812)
Loans, net	194,217	198,110		221,607
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	96,116	94,513		94,356
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	2,486	4,361		15,435
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	19,460	21,054		25,964
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 53,749	$ 59,176		$ 66,243